CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2015
CONCENTRATIONS [Abstract]
Summary of the Debtors who Accounted for 10% or More of the Group's Consolidated Prepaid and Other Current Assets, Other Non-current Assets and Consideration Receivable
	As of December 31,
	2014		2015
Debtors	RMB	%	RMB	%
Accounts receivable
Company A	-	-	1,483	13%
Prepaid and other current assets
Company B	49,800	34%	49,800	32%
Company C	35,000	24%	35,000	22%
Company D	-	-	25,959	17%
Other non-current assets
Company E	114,537	95%	1,858	36%
Consideration receivable
Company F	13,800	10%	8,500	100%
Company G	70,000	52%	-	-
Company H	50,000	37%	-	-